FINANCIAL ASSETS AND LIABILITIES - Schedule of Classification of Financial Instruments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 67,630,998	$ 62,383,813
Amortized cost | Long-term debt and other debts | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	176,461,097	110,673,348
Amortized cost | Conversion options on convertible debt instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,226,096	0
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,128,736	23,243,563
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,669,067	88,266,985
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	65,176,192	25,684,870
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 26,803,551	$ 25,312,738